Investment and other income - Detailed Information about Investment and Other Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of detailed information about investment and other income [abstract]
Fair value gain on financial assets held for trading	₨ 16,530	$ 254	₨ 32,630	₨ 31,244
Interest income:
Interest income on financial assets held for trading	7,270	112	8,070	4,648
Interest income on bank deposits at amortized cost	1,327	20	1,712	3,199
Interest income on loans and receivables at amortized cost	2,502	38	2,608	4,465
Others	2,175	34	585
Dividend income on available for sale investments	111	2	7	4
Bargain gain net of acquisition cost	335	5
Foreign exchange gain/ (loss) net	736	11	(184)	461
Capitalisation of interest income				(23)
Investment and other income	₨ 30,986	$ 476	₨ 45,428	₨ 43,998